Inventories (Details) - ZAR (R) R in Millions	Jun. 30, 2018	Jun. 30, 2017
Inventories
Crude oil and other raw materials	R 4,308	R 3,521
Process material	1,873	1,794
Maintenance materials	5,156	5,201
Work in progress	2,714	2,044
Manufactured products	15,070	12,629
Consignment Inventory	243	185
Total inventories	R 29,364	R 25,374